Subsequent events (Details - Textuals) R$ in Thousands	Mar. 08, 2023 shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Subsequent events
Agreed to pay amounts to certain shareholders of acquiree in fixed installments | R$		R$ 351,630	R$ 236,289
Potential ordinary share transactions [member]
Subsequent events
Vesting period of share-based compensation plan	36 months
Number of share options granted in share-based payment arrangement | shares	2,300,000